Commitments and contingencies - Capital commitments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Long-term Commitment (Excluding Unconditional Purchase Obligation) [Abstract]
Commitments on purchase of cabinets and power banks	¥ 80,147	¥ 50,348